Quarterly Holdings Report
for

Fidelity® Diversified International Fund

July 31, 2021

DIF-QTLY-0921
1.804871.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 0.6%
Aristocrat Leisure Ltd.	2,404,366	$73,471,448
Lynas Rare Earths Ltd. (a)	3,474,854	18,717,159

TOTAL AUSTRALIA		92,188,607

Austria - 0.1%
Erste Group Bank AG	521,358	20,229,857
Bailiwick of Jersey - 1.8%
Experian PLC	1,925,898	84,789,231
Ferguson PLC	881,483	123,628,872
WPP PLC	4,686,655	60,612,658

TOTAL BAILIWICK OF JERSEY		269,030,761

Belgium - 1.5%
KBC Groep NV	1,880,649	151,479,460
UCB SA	665,199	71,965,219

TOTAL BELGIUM		223,444,679

Bermuda - 1.0%
Hiscox Ltd. (a)	3,542,357	43,152,851
IHS Markit Ltd.	955,392	111,628,001

TOTAL BERMUDA		154,780,852

Brazil - 0.0%
Natura & Co. Holding SA (a)	634,200	6,545,049
Canada - 2.1%
Canadian Natural Resources Ltd.	1,685,803	55,630,418
Constellation Software, Inc.	59,182	94,798,881
Fairfax India Holdings Corp. (a)(b)	1,816,564	23,978,645
First Quantum Minerals Ltd.	1,162,917	24,906,334
Franco-Nevada Corp.	429,729	68,733,907
Thomson Reuters Corp.	370,193	39,226,927

TOTAL CANADA		307,275,112

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	355,315	69,353,935
Anta Sports Products Ltd.	3,733,768	81,342,777
Li Ning Co. Ltd.	7,534,572	79,406,709
Medlive Technology Co. Ltd.	1,065,500	3,782,171
Sea Ltd. ADR (a)	67,189	18,554,914
Tencent Holdings Ltd.	1,118,176	67,435,123
Zai Lab Ltd. ADR (a)	209,692	30,323,560

TOTAL CAYMAN ISLANDS		350,199,189

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	306,755	79,709,443
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	364,700	22,032,306
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,744,300	7,288,782

TOTAL CHINA		109,030,531

Curacao - 0.2%
Schlumberger Ltd.	1,079,526	31,122,735
Denmark - 1.9%
DSV Panalpina A/S	798,988	194,682,453
GN Store Nord A/S	433,810	38,019,770
ORSTED A/S (b)	97,295	14,450,736
Vestas Wind Systems A/S	1,114,925	41,105,192

TOTAL DENMARK		288,258,151

Finland - 0.2%
Neste Oyj	391,300	24,053,788
France - 10.7%
Amundi SA (b)	642,266	59,351,079
BNP Paribas SA	2,463,585	150,227,432
Capgemini SA	705,877	152,606,417
Dassault Systemes SA	1,277,085	70,475,106
Edenred SA	643,285	37,376,483
Hermes International SCA	13,862	21,196,055
Legrand SA	847,723	95,534,944
LVMH Moet Hennessy Louis Vuitton SE	407,339	326,143,042
Pernod Ricard SA	681,044	150,348,040
Sanofi SA	1,635,294	168,555,206
Sartorius Stedim Biotech	99,486	56,800,749
Societe Generale Series A	1,938,941	56,783,311
SR Teleperformance SA	331,422	139,803,909
Worldline SA (a)(b)	1,128,714	105,655,518

TOTAL FRANCE		1,590,857,291

Germany - 7.4%
adidas AG	407,960	148,134,815
Allianz SE	679,916	169,375,575
Auto1 Group SE (b)	516,400	25,275,030
Brenntag AG	424,245	42,374,545
Deutsche Post AG	2,702,908	183,179,450
Hannover Reuck SE	426,049	71,716,349
Linde PLC	543,519	166,442,062
Merck KGaA	385,934	79,041,623
SAP SE	352,167	50,539,989
Siemens Healthineers AG (b)	1,384,583	91,452,261
SUSE SA (a)	555,237	17,711,096
Symrise AG	355,912	52,479,536

TOTAL GERMANY		1,097,722,331

Greece - 0.1%
Piraeus Financial Holdings SA (a)	5,544,200	9,536,371
Hong Kong - 2.4%
AIA Group Ltd.	22,060,003	263,964,797
Hong Kong Exchanges and Clearing Ltd.	234,618	14,974,686
Techtronic Industries Co. Ltd.	4,251,056	75,982,535

TOTAL HONG KONG		354,922,018

India - 3.6%
Axis Bank Ltd. (a)	2,884,400	27,504,101
HDFC Bank Ltd.	6,821,894	131,408,135
Housing Development Finance Corp. Ltd.	3,125,347	102,624,181
Kotak Mahindra Bank Ltd. (a)	3,800,705	84,599,281
Reliance Industries Ltd.	499,134	9,468,933
Reliance Industries Ltd.	6,651,012	182,084,577

TOTAL INDIA		537,689,208

Indonesia - 0.5%
PT Bank Central Asia Tbk	17,566,777	36,257,099
PT Bank Rakyat Indonesia Tbk	139,535,399	35,797,319

TOTAL INDONESIA		72,054,418

Ireland - 2.0%
Aon PLC	310,384	80,709,152
Flutter Entertainment PLC (a)	340,399	58,198,017
Kingspan Group PLC (Ireland)	821,811	89,395,882
Ryanair Holdings PLC sponsored ADR (a)	670,109	73,068,685

TOTAL IRELAND		301,371,736

Isle of Man - 0.1%
Entain PLC (a)	871,880	22,014,403
Italy - 1.5%
Enel SpA	8,240,768	75,943,124
FinecoBank SpA (a)	3,077,278	55,176,114
GVS SpA (b)	937,506	14,346,303
Recordati SpA	727,505	45,031,487
Reply SpA	158,060	28,256,050

TOTAL ITALY		218,753,078

Japan - 17.2%
Daikin Industries Ltd.	389,736	81,389,634
FUJIFILM Holdings Corp.	1,189,270	85,345,359
Fujitsu Ltd.	241,395	41,068,628
Hitachi Ltd.	2,583,524	148,602,285
Hoya Corp.	2,114,348	296,901,061
Itochu Corp.	4,154,792	122,978,684
Keyence Corp.	393,048	217,617,570
KH Neochem Co. Ltd.	88,078	2,073,793
Minebea Mitsumi, Inc.	6,181,832	166,915,080
Misumi Group, Inc.	1,396,427	48,369,925
Murata Manufacturing Co. Ltd.	857,725	71,178,931
Nitori Holdings Co. Ltd.	215,101	40,885,579
NOF Corp.	355,481	17,983,862
ORIX Corp.	4,177,506	72,807,907
Park24 Co. Ltd. (a)	516,430	9,673,795
Persol Holdings Co. Ltd.	2,771,248	55,447,695
Recruit Holdings Co. Ltd.	2,326,819	120,600,541
Relo Group, Inc.	665,600	14,603,703
Seven & i Holdings Co. Ltd.	772,136	34,453,015
Shin-Etsu Chemical Co. Ltd.	1,043,847	170,282,000
Shiseido Co. Ltd.	958,181	64,040,719
SMC Corp.	196,704	116,188,134
Sony Group Corp.	1,331,209	139,066,738
Sugi Holdings Co. Ltd.	279,882	20,588,376
TIS, Inc.	1,313,169	33,934,954
Tokyo Electron Ltd.	322,280	132,916,478
Tsuruha Holdings, Inc.	668,628	78,683,629
Welcia Holdings Co. Ltd.	1,598,222	54,267,143
Z Holdings Corp.	11,797,306	59,047,679
ZOZO, Inc.	966,115	32,804,142

TOTAL JAPAN		2,550,717,039

Korea (South) - 1.4%
NAVER Corp.	129,280	48,616,260
Samsung Electronics Co. Ltd.	2,432,520	165,648,374

TOTAL KOREA (SOUTH)		214,264,634

Luxembourg - 1.0%
B&M European Value Retail SA	11,202,806	86,112,609
Eurofins Scientific SA	479,211	57,323,915

TOTAL LUXEMBOURG		143,436,524

Netherlands - 6.8%
Adyen BV (a)(b)	31,711	85,938,448
Airbus Group NV (a)	803,188	110,172,340
Argenx SE (a)	71,218	21,748,278
ASML Holding NV	546,222	418,810,256
Corbion NV	144,430	7,912,023
IMCD NV	475,233	82,306,792
Koninklijke Philips Electronics NV	318,359	14,679,374
NXP Semiconductors NV	535,035	110,425,874
Wolters Kluwer NV	1,361,808	155,211,931

TOTAL NETHERLANDS		1,007,205,316

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	2,375,773	21,815,550
Norway - 0.9%
Schibsted ASA (A Shares)	2,459,813	130,414,150
Spain - 2.5%
Cellnex Telecom SA (b)	2,203,330	143,596,690
Iberdrola SA	11,059,021	133,096,346
Industria de Diseno Textil SA	2,685,280	91,075,059

TOTAL SPAIN		367,768,095

Sweden - 1.9%
Hexagon AB (B Shares)	6,041,428	100,007,375
Indutrade AB	3,842,926	125,353,564
Investor AB (B Shares)	1,755,111	43,488,357
Kry International AB (c)	2,651	1,124,657
Nordnet AB	888,596	14,337,854

TOTAL SWEDEN		284,311,807

Switzerland - 8.8%
Dufry AG (a)	943,541	49,920,667
Idorsia Ltd. (a)	236,543	5,844,050
Julius Baer Group Ltd.	579,542	38,250,940
Lonza Group AG	220,086	171,364,692
Nestle SA (Reg. S)	2,485,832	314,780,107
Roche Holding AG (participation certificate)	1,003,957	387,840,826
Sika AG	555,428	195,658,304
Sonova Holding AG Class B	195,071	76,641,573
Swiss Re Ltd.	537,766	48,691,911
Zur Rose Group AG (a)	53,726	19,987,484

TOTAL SWITZERLAND		1,308,980,554

Taiwan - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,190,000	36,351,418
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,247,821	145,545,841

TOTAL TAIWAN		181,897,259

United Kingdom - 8.1%
AstraZeneca PLC (United Kingdom)	1,430,905	164,425,123
Big Yellow Group PLC	2,486,954	50,193,695
Bridgepoint Group Ltd.	2,202,500	14,848,154
Compass Group PLC (a)	3,234,723	68,388,190
Diageo PLC	2,528,916	125,399,488
Dr. Martens Ltd. (a)	1,422,277	8,560,259
JD Sports Fashion PLC	3,999,102	49,862,004
Jet2 PLC (a)	801,518	13,831,676
Lloyds Banking Group PLC	128,140,842	81,019,230
London Stock Exchange Group PLC	490,278	51,121,904
Ocado Group PLC (a)	1,527,375	39,382,601
Prudential PLC (a)	6,098,764	114,527,660
RELX PLC (Euronext N.V.)	5,807,039	172,421,659
Rentokil Initial PLC	11,490,360	90,527,031
S4 Capital PLC (a)	2,656,142	25,622,739
Smith & Nephew PLC	5,107,004	104,217,454
Starling Bank Ltd. Series D (a)(c)	8,636,400	15,538,149
WH Smith PLC (a)	284,872	6,434,546

TOTAL UNITED KINGDOM		1,196,321,562

United States of America - 4.9%
Alphabet, Inc. Class C (a)	33,039	89,351,332
Booking Holdings, Inc. (a)	17,744	38,651,045
Boston Scientific Corp. (a)	688,588	31,399,613
Dlocal Ltd.	342,840	15,475,798
IQVIA Holdings, Inc. (a)	439,920	108,968,184
Marsh & McLennan Companies, Inc.	557,828	82,123,438
Marvell Technology, Inc.	1,423,734	86,150,144
MasterCard, Inc. Class A	242,275	93,503,614
NICE Systems Ltd. sponsored ADR (a)	294,961	82,190,883
Visa, Inc. Class A	379,956	93,617,359

TOTAL UNITED STATES OF AMERICA		721,431,410

TOTAL COMMON STOCKS
(Cost $8,251,799,262)		14,209,644,065

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (c)(d)	1,231,878	45,394,704
Series F (c)(d)	298,264	10,991,028
Wasabi Holdings, Inc. Series C (c)(d)	2,976,172	32,334,918
		88,720,650
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE (Germany)	86,845	9,399,340
Sweden - 0.0%
Kry International AB Series E (c)	15,316	6,839,753

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,239,093

TOTAL PREFERRED STOCKS
(Cost $78,044,915)		104,959,743

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.06% (e)
(Cost $544,336,483)	544,245,919	544,354,768
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,874,180,660)		14,858,958,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,259,683
NET ASSETS - 100%		$14,861,218,259

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $564,044,710 or 3.8% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,720,650 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Rivian Automotive, Inc. Series E	7/10/20	$19,081,790
Rivian Automotive, Inc. Series F	1/19/21	$10,991,028
Wasabi Holdings, Inc. Series C	3/31/21	$32,334,918

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,760
Fidelity Securities Lending Cash Central Fund	114,577
Total	$276,337

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$599,302,780	$1,970,805,618	$2,025,756,729	$11,845	$(8,746)	$544,354,768	0.8%
Fidelity Securities Lending Cash Central Fund 0.06%	18,710,181	560,848,311	579,558,492	--	--	--	0.0%
Total	$618,012,961	$2,531,653,929	$2,605,315,221	$11,845	$(8,746)	$544,354,768

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Piraeus Financial Holdings SA	$--	$8,208,333	$88,035	$--	$19,715	$1,396,358	$--
Total	$--	$8,208,333	$88,035	$--	$19,715	$1,396,358	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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